Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of Prepaid Expenses and Other Current Assets

	At December 31,
	2021	2020
Prepaid expenses	$3,874	$1,024
Prepaid contract research costs	262	169
Research and development tax credit	579	1,131
Value added tax receivable	5,633	4,315
Deferred financing costs	3,855	38
Prepaid expenses and other current assets	$14,203	$6,677